Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 2004 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2004 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2005 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2005 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2006 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2006 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2008 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2008 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS
Loss Contingencies [Line Items]
Rent expenses	$ 4,199	$ 3,922	$ 3,556
Number of years that were audited and are being appealed	4
Additional taxes demanded by tax authority				$ 4,317	16,100	$ 4,156	15,500	$ 6,757	25,200	$ 2,172	8,100